Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Phone: 484-583-8711

Email: Sam.Goldstein@lfg.com

VIA EDGAR

January 26, 2021

Patrick Scott, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:

Registrant:  Lincoln Variable Insurance Products Trust (“Registrant”)

File No.:    033-251566

Series:    LVIP Delaware Diversified Income Fund, LVIP Delaware High Yield Fund, LVIP Delaware Limited-Term Diversified Income Fund, LVIP Delaware REIT Fund, LVIP Delaware SMID Cap Core Fund, LVIP Delaware U.S. Growth Fund, and LVIP Delaware Value Fund (each a “Fund”)

Dear Mr. Scott:

Attached for filing via EDGAR is the amendment to the Registration Statement on Form N-14 filed on December 22, 2020 (Accession No. 0001193125-20-323472) for the above-referenced Registrant for each Fund.

The Amendment is being filed in order to incorporate certain review comments received on January 13 and 15, 2021, and pursuant to Rule 488(a) under the Securities Act of 1933, in order to solicit proxies to approve the reorganization of the Funds as follows:

Delaware Acquired Fund	Corresponding LVIP Acquiring Fund
Delaware VIP® Diversified Income Series	LVIP Delaware Diversified Income Fund
Delaware VIP High Yield Series	LVIP Delaware High Yield Fund
Delaware VIP Limited-Term Diversified Income Series	LVIP Delaware Limited-Term Diversified Income Fund
Delaware VIP REIT Series	LVIP Delaware REIT Fund
Delaware VIP Smid Cap Core Series	LVIP Delaware SMID Cap Core Fund
Delaware VIP U.S. Growth Series	LVIP Delaware U.S. Growth Fund
Delaware VIP Value Series	LVIP Delaware Value Fund

Your consideration of this filing is much appreciated.

Sincerely,

/s/ Samuel K. Goldstein

Samuel K. Goldstein, Esq.

Senior Counsel—Funds Management

cc:	Ronald A. Holinsky, Chief Counsel